Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayments and Other Current Assets
Prepayments of copyright		¥ 25,000
Deposits		6,245	¥ 3,151
Prepayments of equipment location rental fee		3,216	3,451
Prepayments of office rent and utility fee		2,672	2,381
Prepayments of IT services		1,957	1,337
Prepayments of procurement cost		1,121
Others		1,641	1,366
Total	$ 6,012	¥ 41,852	¥ 11,686